Stockholders' Deficit - Additional Information (Details) - USD ($)		9 Months Ended	11 Months Ended	12 Months Ended
	Sep. 23, 2021	Sep. 30, 2023	Dec. 31, 2021	Dec. 31, 2022	Jun. 30, 2023	Sep. 30, 2022	Jun. 30, 2022	Jan. 18, 2021
Class Of Stock [Line Items]
Common stock, shares authorized		100,000,000	100,000,000	100,000,000
Common stock, shares issued		6,545,000	6,545,000	6,545,000
Common stock, shares outstanding		6,545,000	6,545,000	6,545,000
Redeemable common stock, shares		2,114,978	23,000,000	4,014,050
Preferred stock, shares authorized		1,000,000	1,000,000	1,000,000
Preferred stock, shares issued		0	0	0
Preferred stock, shares outstanding		0	0	0
Exercise price of warrants	$ 11.5			$ 11.5
Percentage of warrants exercise price				115.00%
Period after business combination when warrants become exercisable				30 days
Warrants exercisable expiration period after completion of business combination				5 years
Period allotted to complete the business combination				24 months
Redemption price per warrant				$ 0.01
Minimum period of prior written notice of redemption of warrants				30 days
Minimum price per share required for redemption of warrants				$ 18
Warrants or rights outstanding				23,795,000
Insider Shares Grant Agreements
Class Of Stock [Line Items]
Effective date of grant award agreement		Sep. 23, 2021		Sep. 23, 2021
Mr Weightman | Insider Shares Grant Agreements
Class Of Stock [Line Items]
Number of shares subject to forfeiture		5,000		5,000
Common stock issued in consideration for future service	5,000	5,000	5,000	5,000
Effective date of grant award agreement			Sep. 23, 2021
Description of fair value of common stock shares vest recognition		If an initial Business Combination occurs and the 5,000 shares have not been previously forfeited, the fair value of the common stock on the date the shares vest will be recognized as stock-based compensation in the Company’s statements of operations and comprehensive loss when the completion of a Business Combination becomes probable		If an initial Business Combination occurs and the 5,000 shares have not been previously forfeited, the fair value of the common stock on the date the shares vest will be recognized as stock-based compensation in the Company’s statements of operations and comprehensive loss when the completion of the Business Combination becomes probable.
Interest Solutions (ICR) | Insider Shares Grant Agreements
Class Of Stock [Line Items]
Common stock issued in consideration for future service		10,000		10,000
Number of shares not subject to forfeiture		10,000		10,000
Number of shares, grant date fair value expensed upon issuance		10,000		10,000
Non-Employee Consultants | Restricted Stock | Insider Shares Grant Agreements
Class Of Stock [Line Items]
Number of shares subject to forfeiture		15,000		15,000
Minimum
Class Of Stock [Line Items]
Percentage of aggregate gross proceeds of equity issuances				65.00%
Maximum
Class Of Stock [Line Items]
Exercise price of warrants				$ 9.2
Warrants
Class Of Stock [Line Items]
Exercise price of warrants		$ 11.5
Percentage of warrants exercise price		115.00%
Period after business combination when warrants become exercisable		30 days
Period after offering when warrants become exercisable		12 months		12 months
Warrants exercisable expiration period after completion of business combination		5 years
Net cash settlement value of warrants		$ 0		$ 0
Redemption price per warrant		$ 0.01
Minimum period of prior written notice of redemption of warrants		30 days
Minimum price per share required for redemption of warrants		$ 18
Warrants or rights outstanding		23,795,000	23,795,000	23,795,000
Warrants | Minimum
Class Of Stock [Line Items]
Percentage of aggregate gross proceeds of equity issuances		65.00%
Warrants | Maximum
Class Of Stock [Line Items]
Exercise price of warrants		$ 9.2
Common Stock
Class Of Stock [Line Items]
Common stock, shares authorized		100,000,000		100,000,000
Common stock, voting rights per share		Holders of the Company’s common stock are entitled to one vote for each share of common stock		Holders of the Company’s common stock are entitled to one vote for each share of common stock
Common stock, shares issued		6,545,000	6,545,000	6,545,000
Common stock, shares outstanding		6,545,000	6,545,000	6,545,000	6,545,000	6,545,000	6,545,000	0
Redeemable common stock, shares		2,114,978	23,000,000	4,014,050
Temporary equity, shares outstanding		2,114,978	23,000,000	4,014,050
Common stock reserved for future issuance		23,901,500		23,821,000
Common Stock | Maximum
Class Of Stock [Line Items]
Exercise price of warrants		$ 9.2		$ 9.2
Common Stock | Working Capital Note
Class Of Stock [Line Items]
Common stock reserved for future issuance		106,500		26,000
Common Stock | Warrants
Class Of Stock [Line Items]
Common stock reserved for future issuance		23,795,000		23,795,000
Preferred Stock
Class Of Stock [Line Items]
Preferred stock, shares authorized		1,000,000		1,000,000
Preferred stock, shares issued		0	0	0
Preferred stock, shares outstanding		0	0	0